SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
These condensed unaudited financial statements have been prepared to reflect the financial position, results of operations and cash flows of the Company as of September 30, 2016 and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. The accompanying condensed financial statements and notes are unaudited. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements for the year ended December 31, 2015 and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2016, its results of operations for the three and nine months ended September 30, 2016 and 2015, and cash flows for the nine months ended September 30, 2016 and 2015. The results for the three and nine months ended September 30, 2016 are not necessarily indicative of the results expected for the full fiscal year or any other interim period.
Net Income (Loss) per Common Share
Basic loss per share (“EPS”) is computed by dividing net loss (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted EPS is computed by dividing net loss by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include convertible preferred stock, convertible notes, stock options and warrants. The number of potential common shares outstanding is computed using the treasury stock method.
As the Company has incurred losses for the three months ended September 30, 2016 and the nine months ended September 30, 2016 and 2015, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations. As of September 30, 2016 and 2015, there were 170,007 and 1 potentially dilutive shares, respectively.
The Company had net income for the three months ended September 30, 2015 and therefore potentially dilutive shares must be added into the diluted net income (loss) per share calculations.
The components of basic and diluted net income (loss) per share for the three months ended September 30, 2015 are as follows:

Three Months Ended September 30, 2015
Basic:
Numerator:
Net Income	$13,056,359
Denominator:
Weighted Average Common Shares	1
Net Income Per Common Share – Basic	$13,056,359.00
Diluted:
Numerator:
Net Income	$13,056,359
Denominator:
Weighted Average Common Shares	1
Series E Convertible Preferred Stock	—
Warrants	—
Employee Stock Options	—
Denominator for Diluted Calculation	1
Net Income Per Common Share – Diluted	$13,056,359.00
Reverse Stock Split
On March 30, 2016, the Company effected a reverse stock split of the Company’s common stock whereby each thirty-five shares of common stock were replaced with one share of common stock (with no fractional shares issued). On September 16, 2016, the Company effected another reverse stock split of the Company’s common stock whereby each eighty shares of common stock were replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock were not adjusted. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect these reverse stock splits. The quantity of Series E Preferred Stock and all warrants and employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the effect of the reverse stock splits such that upon conversion each 168,000 shares of Series E Preferred Stock will now be converted into four shares of common stock and each 168,000 of Class A, Class B, Series B, common warrants and options will now be exercisable into one share of common stock. The Series D and 2015 Subordination Warrants conversion ratio has been adjusted such that each 2,800 of the Series D and Subordination Warrants will now be exercisable into one share of common stock. The Series G, Series H and 2016 Subordination Warrants conversion ratio has been adjusted such that each 80 of the Series G, Series H and 2016 Subordination Warrants will now be exercisable into one share of common stock (see NOTE 10 WARRANTS).
On December 28, 2016, the Company effected another reverse stock split of the Company’s common stock whereby each three hundred shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value of the common stock was not adjusted, but the number of authorized shares of the common stock was increased to 1.5 billion. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The quantity of Series E Preferred Stock, Common Warrants, Class A, Class B, Series A, Series B, Series C Warrants, Series D and Subordination warrants as well as employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the cumulative effect of all reverse stock splits such that upon conversion each 12.6 million shares of Series E Preferred Stock will now be converted into one share of common stock and upon exercise each 50.4 million Common, Class A, Class B, Series A, Series B and Series C Warrants or options will now be converted into one share of common stock. The Series D and Subordination Warrants conversion ratio has been adjusted such that upon exercise each 840,000 of the Series D and Subordination Warrants will now be converted into one share of common stock (see NOTE 11 WARRANTS).
Fair Value of Financial Instruments
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. Fair value is defined under FASB ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under FASB ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, with the first two inputs considered observable and the last input considered unobservable, that may be used to measure fair value as follows:
•	Level one — Quoted market prices in active markets for identical assets or liabilities;
•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.
Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The Company issued certain common stock warrants, employee stock options and convertible notes that are required to be recorded at fair value measured at the transaction date. In addition, certain other warrants to purchase common stock and convertible notes qualify as derivative liabilities and are therefore required to be recorded at fair value measured at the transaction date and again at each reporting period end. The fair value of these warrants and conversion was determined using estimates and assumptions that are not readily available in public markets and the Company has designated this liability as Level 3. The assumptions used for the fair value calculation as well as the changes in the value of the derivative liability are shown in NOTE 11 DERIVATIVE LIABILITY.
Derivative Instruments
The Company accounts for derivative instruments under the provisions of ASC 815 Derivatives and Hedging. ASC 815 requires the Company to record derivative instruments at their fair value. Changes in the fair value of derivatives are recognized in earnings. As a result of certain terms, conditions and features included in certain common stock warrants granted by the Company as well as the conversion features in the convertible notes, those provisions are required to be accounted for as derivatives at estimated fair value, with changes in fair value recognized in earnings.
New Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.
In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02 Leases, which requires recognition of leased assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. This update is effective for annual periods and interim periods with those periods beginning after December 15, 2018. The Company is evaluating the impact of this standard on its financial statements.
In July 2015, the FASB issued ASU 2015-11 Simplifying the Measurement of Inventory, that simplifies the subsequent measurement of inventories by replacing the current lower of cost or market test with a lower of cost or net realizable value test. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The Company is still evaluating the impact this standard will have on its financial statements and related disclosures.
In April 2015, the FASB issued ASU No. 2015-03 Interest — Imputation of Interest, Simplifying the Presentation of Debt Issuance Cost. This standard provides guidance on the balance sheet presentation for debt issuance costs and debt discounts and debt premiums. To simplify the presentation of debt issuance costs, this standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This ASU is effective for fiscal years beginning after December 15, 2015. The Company has adopted this standard and the effects are reflected in its financial statements and related disclosures.
In August 2014, the FASB issued ASU No. 2014-15 Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern. The update is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The impact on the Company’s financial statements of adopting ASU 2014-15 is currently being assessed by management.
In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled to those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. In April 2016, the FASB issued ASU No. 2016-10 Identifying Performance Obligations and Licensing, which clarified various aspects of the core principle in ASU No. 2014-09 pertaining to identifying promised goods and services. In May 2016, the FASB issued ASU No. 2016-12 Narrow-Scope Improvements and Practical Expedients, which clarified certain consideration collectability requirements described in ASU No. 2014-09. All three standards are effective for annual periods beginning after December 15, 2016, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. In April 2015, the FASB deferred the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09, ASU 2016-10 and ASU 2016-12 on its financial statements.

NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
These financial statements have been prepared to reflect the financial position, results of operations and cash flows of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Reverse Stock Split
On December 11, 2015, the Company effected a reverse stock split of the Company’s common stock whereby each sixty shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value of the common stock was adjusted from $0.001 per share to $0.0001 per share as a result of the reverse stock split. The authorized shares of the common stock were not adjusted. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The quantity of Series E Preferred Stock, Common Warrants, Class A, Class B, Series A, Series B and Series C Warrants as well as employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted as a result of the reverse stock split such that upon conversion each 60 shares of Series E Preferred Stock will be converted into four shares of common stock and upon exercise each 60 warrants or options will be converted into one share of common stock.
On March 30, 2016, the Company effected another reverse stock split of the Company’s common stock whereby each thirty-five shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock were not adjusted. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The quantity of Series E Preferred Stock, Common Warrants, Class A, Class B, Series A, Series B and Series C Warrants as well as employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the cumulative effect of both reverse stock splits such that upon conversion each 2,100 shares of Series E Preferred Stock will now be converted into four shares of common stock and upon exercise each 2,100 warrants or options will now be converted into one share of common stock. The quantity of Series D and Subordination Warrants were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion ratio has been adjusted such that upon exercise each 35 of the Series D and Subordination Warrants will now be converted into one share of common stock (see NOTE 11 WARRANTS).
On September 16, 2016, the Company effected another reverse stock split of the Company’s common stock whereby each eighty shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock were not adjusted. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The quantity of Series E Preferred Stock, Common Warrants, Class A, Class B, Series A, Series B, Series C Warrants, Series D and Subordination warrants as well as employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the cumulative effect of all reverse stock splits such that upon conversion each 42,000 shares of Series E Preferred Stock will now be converted into one share of common stock and upon exercise each 168,000 Common, Class A, Class B, Series A, Series B and Series C Warrants or options will now be converted into one share of common stock. The Series D and Subordination Warrants conversion ratio has been adjusted such that upon exercise each 2,800 of the Series D and Subordination Warrants will now be converted into one share of common stock (see NOTE 11 WARRANTS).
On December 28, 2016, the Company effected another reverse stock split of the Company’s common stock whereby each three hundred shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value of the common stock was not adjusted, but the number of authorized shares of the common stock was increased to 1.5 billion. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The quantity of Series E Preferred Stock, Common Warrants, Class A, Class B, Series A, Series B, Series C Warrants, Series D and Subordination warrants as well as employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the cumulative effect of all reverse stock splits such that upon conversion each 12.6 million shares of Series E Preferred Stock will now be converted into one share of common stock and upon exercise each 50.4 million Common, Class A, Class B, Series A, Series B and Series C Warrants or options will now be converted into one share of common stock. The Series D and Subordination Warrants conversion ratio has been adjusted such that upon exercise each 840,000 of the Series D and Subordination Warrants will now be converted into one share of common stock (see NOTE 11 WARRANTS).
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Such estimates include the warranty reserve, accounts receivable and inventory reserves, intangible assets and other long lived assets, legal and regulatory contingencies, income taxes, share based arrangements, the derivative liability and others. These estimates and assumptions are based on management’s best estimates and judgments. Actual amounts and results could differ from those estimates.
Cash and Cash Equivalents
The Company considers highly liquid investments with insignificant interest rate risk and original maturities to the Company of three months or less to be cash equivalents. Cash equivalents consist primarily of interest and non-interest bearing bank accounts held in checking, savings and money market accounts. These assets are generally available on a daily or weekly basis and are highly liquid in nature. If the balances are greater than $250,000, the Company does not have FDIC coverage on the entire amount of bank deposits.
Restricted Cash
Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded as restricted cash on our balance sheet. On December 30, 2015, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued $22.1 million senior secured convertible notes and received $18.4 million in cash proceeds. Under the terms of the notes, at closing an initial tranche of $4.6 million was available for immediate use by the Company for general corporate purposes. The remaining cash proceeds of $13.8 million is available in three additional tranches that are subject to an account control agreement whereby the restrictions on the proceeds are terminated when the Company meets certain equity conditions (see NOTE 8 CONVERTIBLE NOTES PAYABLE). The restricted cash is deposited in an account that is not FDIC insured.
Accounts Receivable
Accounts receivable are generated from the sale of single use diagnostic test cartridges to end users in the United States and to a network of distributors outside the United States. These accounts receivable are recorded at the invoiced amount, net of allowances for doubtful amounts. The Company routinely reviews outstanding accounts receivable balances for estimated uncollectible accounts and establishes or adjusts the allowances for doubtful accounts receivable using the specific identification method and records a reserve for amounts not expected to be fully recovered. Actual balances are not applied against the reserve until substantially all collection efforts have been exhausted. The Company does not have customer acceptance provisions, but it does provide its customers a limited right of return for defective diagnostic test cartridges.
The allowance for doubtful accounts at December 31, 2015 and 2014 was $16,892 and $5,482, respectively.
Inventories
Inventories are stated at the lower of cost or market with cost determined according to the average cost method. Manufactured inventory consists of raw material, direct labor and manufacturing overhead cost components. The Company reviews the components of its inventory on a regular basis for excess and obsolete inventory and makes appropriate adjustments when necessary. Inventories consisted of the following at December 31, 2015 and 2014:

	December 31,
	2015	2014
Raw materials	$758,870	$360,019
Work-in-process	277,827	91,153
Finished goods	96,445	5,922
Total inventories	$1,133,142	$457,094
Property and Equipment
Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets (which range from three to ten years) using the straight-line method. Amortization of leasehold improvements is computed on the straight-line method over the shorter of the lease term or estimated useful lives of the assets. The analyzers that the Company manufactures and retains title over are placed with customers and are recorded in property and equipment under “Analyzers.” The materials used for the manufacture of the analyzers are recorded in property and equipment under “Construction in progress.” Major renewals and betterments are capitalized and depreciated over their estimated useful lives while minor expenditures for maintenance and minor repairs are charged to operations as incurred.
The Company classifies assets to be sold as assets held for sale when (i) Company management has approved and commits to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition and is ready for sale, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets classified as held for sale are recorded at the lower of the carrying amount or fair value less the cost to sell and are a component of prepaid and other current assets in the balance sheets. The Company did not have any assets classified as held for sale as of December 31, 2015 and 2014.
Intangible Assets
The Company records its intangible assets at cost which consist of two licensing and royalty agreements for certain intellectual property rights used in the development and manufacture of our products. These intangible assets are being amortized over an estimated useful life of seven years from the date that the technology licenses became effective. As of December 31, 2015 and 2014, intangible assets totaled $600,000 valued at cost, less accumulated amortization of $480,829 and $383,420, respectively. The Company recorded amortization associated with these agreements of $97,407 and $117,445 for the years ended December 31, 2015 and 2014, respectively.
Estimated future intangible asset amortization expense for the next five years are as follows:

Years ended December 31,
2016	$76,580
2017	42,591
Total estimated amortization expense	$119,171

Impairment of Long Lived Assets
Long-lived tangible assets, including property and equipment, and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company regularly evaluates whether events or circumstances have occurred that indicate possible impairment and relies on a number of factors, including expected future operating results, business plans, economic projections, and anticipated future cash flows. The Company uses an estimate of the future undiscounted net cash flows and comparisons to like-kind assets, as appropriate, of the related asset over the remaining life in measuring whether the assets are recoverable. Measurement of the amount of impairment, if any, is based upon the difference between the asset’s carrying value and estimated fair value. Fair value is determined through various valuation techniques, including cost-based, market and income approaches as considered necessary.
Derivative Instruments
The Company accounts for derivative instruments under the provisions of ASC 815 Derivatives and Hedging. ASC 815 requires the Company to record derivative instruments at their fair value. Changes in the fair value of derivatives are recognized in earnings. As a result of certain terms, conditions and features included in certain common stock warrants granted by the Company as well as the conversion features in the convertible notes, those provisions are required to be accounted for as derivatives at estimated fair value, with changes in fair value recognized in earnings.
Fair Value of Financial Instruments
The Company measures at fair value certain of its financial and non-financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price, based on the highest and best use of the asset or liability. The levels of the fair value hierarchy are:
Level 1 – Quoted market prices in active markets for identical assets or liabilities;
Level 2 – Significant other observable inputs (e.g. quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable, such as interest rate and yield curves, and market-corroborated inputs); and
Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting unit to develop its own assumptions.
The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2015 and 2014 (see NOTE 12 DERIVATIVE LIABILITIES):
	Fair Value Measurements at December 31, 2015
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$26,592,532	$26,592,532
Convertible notes payable	$—	$—	$16,588,940	$16,588,940
Total derivative liability	$—	$—	$43,181,472	$43,181,472
	Fair Value Measurements at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$9,998,636	$9,998,636
Total derivative liability	$—	$—	$9,998,636	$9,998,636

The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs and their use requires determination of relevant inputs and assumptions. Accordingly, changes in these unobservable inputs may have a significant impact on fair value. Such inputs include risk free interest rate, expected average life, expected dividend yield, and expected volatility. These Level 3 liabilities would decrease (increase) in value based upon an increase (decrease) in risk free interest rate and expected dividend yield. Conversely, the fair value of these Level 3 liabilities would generally increase (decrease) in value if the expected average life or expected volatility were to increase (decrease).
Revenue Recognition
The Company derives its product revenue from the sale of single use diagnostic test cartridges sold through our dedicated sales force, except in the European Union where the Company sells through a network of distributors. Product revenue is recognized when all four of the following criteria are met: (1) persuasive evidence that an arrangement exists; (2) delivery of the products has occurred; (3) the selling price of the product is fixed or determinable; and (4) collectability of that price is reasonably assured. Change in title to the product and recognition of revenue from sales of diagnostic test cartridges occurs at the time of shipment. Shipping and handling fees and related freight costs and supplies for test kits are billed to customers. Additional costs associated with shipping products to customers are included as a component of cost of sales.
Research and Development Costs
Research and development costs are charged to operations as incurred. Research and development costs include, among other things, salaries and wages for research scientists and staff (including stock-based compensation), materials and supplies used in the development of new products, developing and validating the manufacturing process, costs for clinical trials, and costs for research and development facilities and equipment.
Stock Based Compensation
The Company has accounted for stock-based compensation under the provisions of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 718, “Compensation — Stock Compensation”. This standard requires the Company to record an expense associated with the fair value of stock-based compensation over the requisite service period. The Company uses the Black-Scholes option valuation model to calculate the value of options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the estimated fair value of the Company’s common stock on the date of grant, the expected term of the stock option, and the expected price volatility of the Company’s common stock over the period equal to the expected term of the grant. Changes in these assumptions can materially affect the fair value estimate. The Company estimates forfeitures at the date of grant and revises the estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
Financial Instruments and Concentration of Credit Risk
The Company’s financial instruments include cash and cash equivalents, accounts receivable, and accounts payable. The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value because of their immediate or short-term maturities.
All of the Company’s accounts receivable result from sales in the normal course of business to its customers primarily throughout the United States. The Company attempts to limit its credit risk by performing credit evaluations of new customers and maintaining adequate allowances for potential credit losses. As of December 31, 2015, 17% of the accounts receivable balance resulted from one customer. As of December 31, 2014, 30% of the accounts receivable balance resulted from one customer. Historically, the Company has not experienced any credit losses on such receivables. Allowances for bad debt in the amount of $16,892 and $5,482 were recorded against accounts receivable for the years ended December 31, 2015 and 2014, respectively. There was no bad debt for the year ended December 31, 2015. The Company cannot ensure that such losses will not be realized in the future.
The Company’s customers consist of hospitals, clinics, laboratories and other healthcare providers in the United States, the European Union and New Zealand. For the year ended December 31, 2015, there were no customers that accounted for more than 10% of revenues. For the year ended December 31, 2014, 11% of revenues resulted from one customer who accounted for more than 10% of revenues.
Income Taxes
The Company accounts for income taxes under FASB ASC 740, “Income Taxes”. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.
The tax effects from an uncertain tax position can be recognized in the financial statements only if the position is more likely than not of being sustained if the position were to be challenged by a taxing authority. The Company has examined the tax positions taken in its tax returns and determined that there are no uncertain tax positions. As a result, the Company has recorded no uncertain tax liabilities in its balance sheet.
Loss per Common Share
Basic loss per share (“EPS”) is computed by dividing net loss, less cumulative preferred stock dividends for the period, including undeclared or unpaid cumulative dividends (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted EPS is computed by dividing net loss by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include convertible preferred stock, stock options and warrants. The number of potential common shares outstanding is computed using the treasury stock method.
As the Company has incurred losses for the years ended December 31, 2015 and 2014, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations. As of December 31, 2015 and 2014, there were 33 and 0 potentially dilutive shares, respectively.
Reclassification
During 2015, the Company’s auditors identified a clerical error made by the Company during the preparation of the 2014 cash flow statement, wherein the amount for a certain fixed asset that was included in accounts payable had the sign inadvertently switched. The Company has corrected the presentation of the 2014 cash flows for this clerical item and in doing so, the statement of cash flows for 2014 was adjusted to increase net cash used in operating activities by $786,238, with a corresponding decrease in net cash used from investing activities. Other than the 2014 cash flow statement, no other cash flow statement for any annual or quarterly period, was impacted by this presentation correction. The Company has evaluated the effect of the incorrect presentation, both qualitatively and quantitatively, and concluded that it did not have a material impact on, nor require amendment of, any previously filed annual or quarterly financial statements.
New Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.
In November 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-17, “Balance Sheet Classification of Deferred Taxes,” that requires companies to classify all deferred tax assets and liabilities, along with any valuation allowance, as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. The guidance does not change the existing requirement that only permits offsetting within a jurisdiction. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. During the fourth quarter of 2015, the Company elected early adoption of this standard as it improved the efficiency of the year end financial reporting process for income taxes and applied the changes retrospectively to all prior periods presented in its financial statements.
In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory,” that simplifies the subsequent measurement of inventories by replacing the current lower of cost or market test with a lower of cost or net realizable value test. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The Company is still evaluating the impact this standard will have on its financial statements and related disclosures.
In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of debt discounts or premiums. The ASU is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. During the year 2015, the Company elected early adoption of this standard and applied the changes in its financial statements and related disclosures.
In August 2014, the FASB issued ASU No. 2014-15 Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern. The update is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. During the year 2015, the Company elected early adoption of this standard and applied the changes in its financial statements and related disclosures.
In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. In April 2015, the FASB deferred the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09 on its financial statements and related disclosures.